UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2005

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    5/11/05
-----------------------  ----------------------  ---------
      (Signature)            (City, State)         (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT. (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                97

Form 13F Information Table Value Total:         $ 237,329
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                                               Marietta Investment Partners
                                                FORM 13F Information Table
                                                         31-Mar-05
                                                                                                         Voting Authority
                                                                                                       --------------------
                                                                       Shares
                                                             Value     or      Sh/  Put/ Invstmt  Otr
Name of Issuer                   Title of class    CUSIP     (x$1000)  Prn Amt Prn  Call Dscretn  Mgrs Sole     Shrd None
-----------------------          --------------    -------   --------  ------  ---  ---- -------  ---- -------  ---- -----
3M CO.                           COM               88579Y101    7,536   87,941 SH        Sole           73,541       14,400
ABBOTT LABS                      COM               002824100    1,906   40,875 SH        Sole           37,975        2,900
ADOBE SYS INC.                   COM               00724F101    1,204   17,926 SH        Sole           15,451        2,475
AFLAC INC.                       COM               001055102      395   10,600 SH        Sole           10,600
ALTRIA GROUP INC.                COM               02209s103      238    3,638 SH        Sole            3,638
AMERICAN EXPRESS CO.             COM               025816109      950   18,500 SH        Sole           12,500        6,000
AMGEN INC.                       COM               031162100    6,077  104,401 SH        Sole           84,101       20,300
ANADARKO PETE CORP.              COM               032511107      225    2,962 SH        Sole            2,862          100
APACHE CORP.                     COM               037411105    4,036   65,921 SH        Sole           49,941       15,980
ASSOCIATED BANC CORP.            COM               045487105      135    4,315 SH        Sole            4,315
BANK OF AMERICA CORP.            COM               060505104    1,058   23,999 SH        Sole           23,499          500
BANTA CORP.                      COM               066821109      424    9,897 SH        Sole            9,897
BERKSHIRE HATHAWAY INC CL A      COM               084670108    1,479       17 SH        Sole               17
BP PLC                           COM               055622104    1,575   25,240 SH        Sole           25,240
BRIGGS & STRATTON CORP.          COM               109043109    1,235   33,920 SH        Sole           33,920
BRISTOL MYERS SQUIBB             COM               110122108      491   19,295 SH        Sole           17,695        1,600
CAMPBELL SOUP CO.                COM               134429109      325   11,200 SH        Sole           11,200
CARNIVAL CORP.                   COM               143658300      402    7,750 SH        Sole            5,800        1,950
CHEVRONTEXACO CORP.              COM               166764100    1,735   29,762 SH        Sole           29,462          300
CITIGROUP INC.                   COM               172967101    7,912  176,060 SH        Sole          148,536       27,524
COACH INC.                       COM               189754104    7,008  123,756 SH        Sole           91,406       32,350
COCA COLA CO.                    COM               191216100      299    7,170 SH        Sole            5,945        1,225
CONOCOPHILLIPS                   COM               20825C104      452    4,192 SH        Sole            4,192
COSTCO WHSL CORP NEW             COM               22160K105      249    5,645 SH        Sole            4,945          700
DANAHER CORP DEL                 COM               235851102    4,289   80,303 SH        Sole           62,103       18,200
DELL INC.                        COM               24702R101    1,934   50,339 SH        Sole           48,689        1,650
DOMINION RES VA NEW              COM               25746U109      703    9,442 SH        Sole            9,442
DOW CHEM CO.                     COM               260543103    1,153   23,136 SH        Sole           23,136
DU PONT E I DE NEMOURS           COM               263534109    1,039   20,283 SH        Sole           20,283
EMERSON ELEC CO.                 COM               291011104    1,016   15,650 SH        Sole           15,450          200
EXXON MOBIL CORP.                COM               30231G102    7,085  118,879 SH        Sole          114,779        4,100
FASTENAL CO.                     COM               311900104      547    9,900 SH        Sole            9,900
FISERV INC.                      COM               337738108    7,410  186,170 SH        Sole          154,445       31,725
FLEXTRONICS INTL LTD ORD         COM               Y2573F102    3,408  283,039 SH        Sole          218,189       64,850
GENERAL ELEC CO.                 COM               369604103   13,631  378,003 SH        Sole          318,454       59,549
GOLDMAN SACHS GROUP              COM               38141G104    6,199   56,359 SH        Sole           46,189       10,170
HARLEY DAVIDSON INC.             COM               412822108      211    3,652 SH        Sole            3,302          350
HERSHEY FOODS CORP.              COM               427866108      266    4,400 SH        Sole              400        4,000
ILLINOIS TOOL WKS INC.           COM               452308109    5,089   56,843 SH        Sole           45,393       11,450
INTEL CORP.                      COM               458140100    4,507  194,005 SH        Sole          161,105       32,900
INTERNATIONAL BUSINESS MACHS C   COM               459200101    2,800   30,638 SH        Sole           26,788        3,850
JOHNSON & JOHNSON                COM               478160104    7,195  107,125 SH        Sole           87,775       19,350
ISHARES TR                       DJ SEL DIV INX    464287168      973   16,230 SH        Sole           16,130          100
ISHARES TR                       MSCI EAFE IDX     464287465      833    5,245 SH        Sole            4,545          700
ISHARES TR                       S&P GLB100INDX    464287572      473    7,812 SH        Sole            7,312          500
JPMORGAN CHASE & COMPANY         COM               46625H100    1,565   45,241 SH        Sole           44,841          400
KIMBERLY CLARK CORP.             COM               494368103    2,265   34,464 SH        Sole           33,310        1,154
KOHLS CORP.                      COM               500255104      946   18,322 SH        Sole           18,322
LAUREATE EDUCATION INC.          COM               518613104      425    9,935 SH        Sole            9,935
LOWES COMPANIES                  COM               548661107    5,963  104,450 SH        Sole           84,400       20,050
MANPOWER INC.                    COM               56418H100      472   10,850 SH        Sole           10,850
MARSHALL & ILSLEY CORP.          COM               571834100    2,203   52,774 SH        Sole           52,774
MASCO CORP.                      COM               574599106    4,109  118,513 SH        Sole           92,713       25,800
MBNA CORP.                       COM               55262L100    3,829  155,954 SH        Sole          121,529       34,425
MCDONALDS CORP.                  COM               580135101      200    6,425 SH        Sole            6,425
MEDCO HEALTH SOLUTIONS           COM               58405U102    2,206   44,496 SH        Sole           43,414        1,082
MEDTRONIC INC.                   COM               585055106    9,708  190,532 SH        Sole          142,982       47,550
MGIC INVT CORP WIS               COM               552848103    1,770   28,700 SH        Sole           28,700
MICROSOFT CORP.                  COM               594918104    6,221  257,382 SH        Sole          207,982       49,400
MIDCAP SPDR TR                   UNIT SER 1        595635103      336    2,790 SH        Sole            2,790
MOLEX INC CL A                   COM               608554200    1,707   72,313 SH        Sole           66,813        5,500
NASDAQ 100 TR UNIT SER 1         COM               631100104      474   12,970 SH        Sole           12,970
NATIONAL PRESTO INDS             COM               637215104      277    6,862 SH        Sole            6,862
NEWMONT MINING CORP.             COM               651639106      268    6,334 SH        Sole            6,334
NIKE INC CL B                    COM               654106103    5,204   62,463 SH        Sole           49,603       12,860
NORDSTROM INC.                   COM               655664100    4,958   89,518 SH        Sole           76,418       13,100
PENWEST PHARMACEUTICAL           COM               709754105      161   13,059 SH        Other          13,059
PEPSICO INC.                     COM               713448108    7,086  133,616 SH        Sole          115,016       18,600
PFIZER INC.                      COM               717081103    2,125   80,886 SH        Sole           80,886
PPG INDS INC.                    COM               693506107      505    7,064 SH        Sole            7,064
PRAXAIR INC.                     COM               74005P104    1,155   24,126 SH        Sole           22,326        1,800
PRICE T ROWE GROUP INC.          COM               74144T108    3,801   64,016 SH        Sole           48,916       15,100
PROCTER & GAMBLE CO.             COM               742718109    6,949  131,116 SH        Sole          111,516       19,600
QUALCOMM INC.                    COM               747525103      414   11,300 SH        Sole           11,300
ROYAL DUTCH PETE CO NY REG GLD   COM               780257804    1,627   27,100 SH        Sole           27,100
SALOMON BROTHERS FD              COM               795477108      316   25,000 SH        Sole           20,000        5,000
SARA LEE CORP.                   COM               803111103      749   33,820 SH        Sole           33,820
SENSIENT TECH                    COM               81725T100      567   26,314 SH        Sole           26,314
SMITH INVT CO.                   COM               832118103      257    5,700 SH        Sole            5,700
SNAP ON INC.                     COM               833034101      358   11,248 SH        Sole           11,248
SPDR TR                          UNIT SER 1        78462F103      979    8,300 SH        Sole            1,500        6,800
STATE STREET CORP.               COM               857477103    2,071   47,360 SH        Sole           34,900       12,460
STRATTEC SEC CORP.               COM               863111100      862   16,092 SH        Sole           16,092
SYSCO CORP.                      COM               871829107      480   13,400 SH        Sole           13,400
TARGET CORP.                     COM               87612E106    5,357  107,105 SH        Sole           85,655       21,450
TEXAS INSTRUMENTS INC.           COM               882508104    4,895  192,037 SH        Sole          145,137       46,900
UNITED PARCEL SERVICE CL B       COM               911312106      691    9,500 SH        Sole            9,500
UNITEDHEALTH GROUP INC.          COM               91324P102      866    9,075 SH        Sole            8,875          200
US BANCORP DEL COM NEW           COM               902973304    2,325   80,679 SH        Sole           80,679
WAL MART STORES INC.             COM               931142103      690   13,760 SH        Sole           11,360        2,400
WALGREEN CO.                     COM               931422109    8,367  188,358 SH        Sole          158,008       30,350
WEATHERFORD INTL LTD             COM               G95089101      872   15,050 SH        Sole           15,050
WELLS FARGO CO.                  COM               949746101    1,861   31,120 SH        Sole           29,520        1,600
WEYERHAEUSER CO.                 COM               962166104      329    4,800 SH        Sole            4,800
XEROX CORP.                      COM               984121103      258   17,000 SH        Sole           17,000
YUM BRANDS INC.                  COM               988498101      233    4,498 SH        Sole            4,498
ZIMMER HOLDINGS INC W/I          COM               98956P102    6,910   88,803 SH        Sole           69,193       19,610
REPORT SUMMARY                    97                          237,329